Short-term Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Short-term Bank Borrowings
Schedule of Short-term bank borrowings

	2019	2020
	RMB	RMB
PRC domestic commercial banks	—	1,432,929